LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 5,802,240	¥ 3,787,303
Debt issuance costs	203,779	¥ 134,395
Credit Facilities
Loans and Borrowings
Total working capital and project financing credit facilities	8,134,013
Unused amount	1,497,452
Loan drew down	6,636,561
Credit Facilities | Short-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	684,788
Debt issuance costs	2,102
Credit Facilities | Long-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	5,802,240
Debt issuance costs	¥ 147,431